SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reclassification From Accumulated Other Comprehensive Income (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Net realized gain (loss) on securities
Gain on settlement of real estate securities	$ 224,300	$ 9,853	$ 14,629
Loss on settlement of real estate securities		(3,592)	(4,433)
Net realized gain (loss) on derivatives designated as cash flow hedges
Unrealized gain (loss) recognized at de-designation of hedges		(110)	(7,036)
Hedge ineffectiveness			483
Net unrealized gains (losses) on derivatives designated as cash flow hedges		99	5,303
Other Comprehensive Income (Loss) Recognized in Net Income
Net realized gain (loss) on securities
Impairment		(5,266)	(18,923)
Gain on settlement of real estate securities		9,853	14,629
Loss on settlement of real estate securities		(3,592)	(4,433)
Gain (Loss) on Sale of Investments		995	(8,727)
Impairment		Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income
Gain on settlement of real estate securities		Gain (loss) on settlement of investments, net
Loss on settlement of real estate securities		Gain (loss) on settlement of investments, net
Net realized gain (loss) on derivatives designated as cash flow hedges
Unrealized gain (loss) recognized at de-designation of hedges		(110)	(7,036)
Hedge ineffectiveness			483
Amortization of deferred gain (loss)		11	1,250
Gain (loss) reclassified from AOCI into income, related to effective portion		(6,128)
Net unrealized gains (losses) on derivatives designated as cash flow hedges		(6,227)	(5,303)
Gain (loss) recognized upon de-designation		Other income (loss)
Hedge ineffectiveness		Other income (loss)
Amortization of deferred gain (loss)		Interest expense
Gain (loss) reclassified from AOCI into income, related to effective portion		Interest expense
Total reclassifications		$ (5,232)	$ (14,030)